Loans and Advances - Additional Information (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Increase in allowance for loan losses	¥ 224,996	¥ 57,996
Allowance for loan losses beginning and end of period	857,948	¥ 592,257			¥ 706,405	¥ 604,988
Allowance for loan losses [member] | Covid 19 [member]
Disclosure of detailed information about financial instruments [line items]
Increase in allowance for loan losses	¥ 151,543
Japanese and global GDP [member] | Minimum [member] | Scenario Forecasts [member]
Disclosure of detailed information about financial instruments [line items]
Expected GDP growth rate			3.00%	(5.00%)
Japanese and global GDP [member] | Maximum [member] | Scenario Forecasts [member]
Disclosure of detailed information about financial instruments [line items]
Expected GDP growth rate			5.00%	(4.00%)